LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Supplemental cash flow information of lease

	2020	2021
Cash paid for amounts included in the measurement of lease liabilities	415	507
Right-of-use assets obtained in exchange for operating lease liabilities	589	455

Schedule of supplemental consolidated balance sheet information

	2020	2021
Right-of-use assets	987	777
Current lease liabilities included within Other payables and accruals	409	363
Long-term lease liabilities	618	400

Total lease liabilities	1,027	763

Weighted average remaining lease term	3 years	2 years
Weighted average discount rate	4.3%	5.4%

Schedule of maturities of lease liabilities

As of December 31,2021
2022	417
2023	271
2024	90
2025	23
2026	17
Thereafter	18

Total operating lease payments	836
Less: imputed interest	(73)

Total	763